Common Stock (Details Narrative)																					3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 24, 2021 USD ($) $ / shares shares	Jun. 24, 2021 $ / shares shares	Jun. 17, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($)	May 31, 2021 shares	Apr. 29, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) shares	Apr. 19, 2021 USD ($) shares	Apr. 15, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 shares	Mar. 30, 2021 shares	Feb. 08, 2021 USD ($) shares	Nov. 26, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) shares	May 27, 2020 $ / shares shares	May 16, 2020 USD ($) $ / shares shares	Jan. 29, 2020 USD ($) $ / shares shares	Mar. 26, 2019 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Apr. 15, 2021 shares	May 29, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 27, 2021 $ / shares
Class of Stock [Line Items]
Purchase price | $ / shares																													$ 1,000.00
Issuance of dividend | $
Conversion of stock | shares																													500
Common stock, shares authorized | shares	100,000,000																				100,000,000						100,000,000		100,000,000	100,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 2.30	$ 2.30																		$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued | shares	23,119,041																				23,119,041						23,119,041		19,580,721	17,589,705
Common stock, shares outstanding | shares	23,119,041																				23,119,041						23,119,041		19,580,721	17,589,705
Shares Issued, Price Per Share | $ / shares																															$ 2.30
Issuance of common stock on acquisition | $																					$ 2,271,804									$ 2,590,000
Common stock issued for service, shares | shares	10,465								12,500		10,465
Common stock issued for service | $	$ 75,871								$ 25,000		$ 24,697										231,621	96,247							$ 189,000	397,042
Common stock issued for cash, shares | shares								987,741				5,000	10,465	25,000											83,721
Common stock issued for cash								$ 2,800,000													$ 2,573,000		$ 10,000						10,000	32,000
Compensation expense | $																											$ 96,489		$ 139,380	$ 2,251,300
Number of accredited investors	fifty-seven accredited investors
Investor Relations Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock issued for service, shares | shares	5,000					5,000	5,000				5,000			25,000
Common stock issued for service | $	$ 36,250				$ 31,500		$ 28,500				$ 11,800			$ 25,250
Subscription Agreement [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 2.00	$ 2.00	$ 2.00	$ 2.00																	$ 2.00						$ 2.00
Common stock issued for service, shares | shares	598,750	212,750		475,000
Number of accredited investors	twenty-six accredited investors	twenty-seven accredited investors		four accredited investors
Proceeds from Issuance of Private Placement | $	$ 1,198,000	$ 425,000		$ 950,000
Legal and Consulting Fees [Member]
Class of Stock [Line Items]
Common stock issued for service, shares | shares																										176,021			115,814	22,500
Common stock issued for service | $																										$ 352,042			$ 189,000	$ 45,000
Coastal Pride Company, Inc [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares															$ 2.00
Issuance of common stock on acquisition, shares | shares															1,295,000
Issuance of common stock on acquisition | $															$ 2,590,000
Stock isssued during the period for debt, shares | shares										16,460
Stock isssued during the period for debt | $										$ 39,504
Newbridge [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares | shares																60,000
Common stock issued for cash | $																$ 138,000
Compensation expense | $																											$ 69,000
Kenar Overseas Corp [Member]
Class of Stock [Line Items]
Stock isssued during the period for debt, shares | shares			987,741				105,757
Stock isssued during the period for debt | $							$ 227,378
Kenar Overseas Corp [Member] | Kenar Note [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares | shares																				1,021,266
Common stock issued for cash | $																				$ 2,655,292
Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares																	5,000													11,000
Shares Issued, Price Per Share | $ / shares																	$ 2.00													$ 2.00
Private Placement [Member] | Kenar Note [Member]
Class of Stock [Line Items]
Issuance of common stock, shares | shares																	1,021,266
Shares Issued, Price Per Share | $ / shares																	$ 2.60
Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of dividend shares | shares																													52,286
Issuance of dividend | $																													$ 113,040
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common stock dividends, shares | shares	706,500										11,975
Common stock dividends | $	$ 1,413										$ 28,260
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																											8.00%	8.00%	8.00%	8.00%
Issuance of dividend | $
Issuance of common stock on acquisition | $
Common stock issued for service | $
Common stock issued for cash | $
Board of Directors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock | $																			$ 300,000
Issuance of common stock, shares | shares																			150,000
Shares Issued, Price Per Share | $ / shares																			$ 2.00
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of designated preferred stock | shares																													10,000
Series A Preferred Stockholders [Member]
Class of Stock [Line Items]
Issuance of dividend shares | shares																						11,975								56,520
Issuance of dividend | $																														$ 113,041
Employees [Member]
Class of Stock [Line Items]
Issuance of common stock | $																		$ 11,000
Issuance of common stock, shares | shares																		5,500
Shares Issued, Price Per Share | $ / shares																		$ 2.00
John Keeler [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares | shares																													796,650
Common stock issued for cash | $																													$ 1,593,300